SUMMARY OF COMPONENTS OF LEASE EXPENSE (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Lease cost
Operating lease expense		¥ 2,147	¥ 2,193
Short-term lease expense	[1]	340	1,147
Total lease cost		¥ 2,487	¥ 3,340

[1]	Includes leases with a term of one year or less.